Initial Public Offering	12 Months Ended
Dec. 31, 2012
Initial Public Offering [Abstract]
Initial Public Offering [Text Block]

Note 3 — Initial Public Offering

The registration statement for the Offering was declared effective March 24, 2011. On March 30, 2011, the Company sold 3,600,000 Units, at an Offering price of $10.00 per unit, generating gross proceeds of $36,000,000. Each Unit consists of one ordinary share, $0.001 par value, of the Company and one Redeemable Purchase Warrant (“Warrant”). Each Warrant will entitle the holder to purchase from the Company one ordinary share at an exercise price of $7.50 commencing upon the later of the completion of a Business Combination, or March 30, 2012. The warrants expire on March 30, 2016, unless earlier redeemed. The Company may redeem the Warrants, at a price of $0.01 per Warrant upon 30 days’ notice while the Warrants are exercisable, only in the event that the last sale price of the ordinary shares is at least $15.00 per share for any 20 trading days within a 30 trading day period ending on the third day prior to the date on which notice of redemption is given. If the Company redeems the Warrants as described above, the Founder warrants and the Placement Warrants may be exercised on a “cashless basis.’' In such event, the holder would pay the exercise price by surrendering his Warrants for that number of ordinary shares equal to the quotient obtained by dividing (X) the product of the number of ordinary shares underlying the Warrants, multiplied by the difference between the exercise price of the Warrants and the “fair market value” (defined below) by (Y) the fair market value. The “fair market value” shall mean the average reported last sale price of the ordinary shares for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to holders of Warrants. In accordance with the warrant agreement relating to the Warrants to be sold and issued in the Offering, the Company is only required to use its best efforts to maintain the effectiveness of the registration statement covering the Warrants. The Company will not be obligated to deliver securities, and there are no contractual penalties for failure to deliver securities, if a registration statement is not effective at the time of exercise. Additionally, in the event that a registration is not effective at the time of exercise, the holder of such Warrant shall not be entitled to exercise such Warrant and in no event (whether in the case of a registration statement not being effective or otherwise) will the Company be required to net cash settle the warrant exercise. Consequently, the Warrants may expire unexercised and unredeemed.

In connection with the Offering, the Company granted the underwriters a 45-day option to purchase up to 540,000 additional Units solely to cover over-allotments. On May 10, 2011, the Company announced that the underwriters of its Offering exercised their over-allotment option in part, for a total of an additional 52,975 units (over and above the 3,600,000 units sold in the Offering) generating additional gross proceeds of $529,750.

The 3,652,975 units sold in the Offering, including the 52,975 units subject to the over-allotment option, were sold at an offering price of $10.00 per unit, generating gross proceeds of $36,529,750. A total of $36,606,096, which includes a portion of the $1,638,800 of proceeds from the private placement of Placement Warrants (as defined below) to the founding shareholders, has been placed in trust.

In connection with the Extension, our board of directors determined that it was in our best interest to allow shareholders with the opportunity to redeem their ordinary shares for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account pursuant to an amendment (which was approved as part of the Extension) to the agreement governing the Trust Account by means of a tender offer, which we refer to as the Extension Tender Offer. Following approval of the Extension, the Extension Tender Offer expired at 5:00 p.m., United States Eastern Time on the evening of Thursday, March 28, 2013. Pursuant to the terms of the Extension Tender Offer, 3,008,955 of our ordinary shares were tendered and accepted for redemption by the Company for an aggregate purchase price of $30,149,729.10. As a result of the Extension Tender Offer, a maximum of 23,014 additional shares may be redeemed in connection with a business combination.

The Company agreed to pay the underwriters in the Offering an underwriting discount of 5% of the gross proceeds of the Offering. However, the underwriters agreed that a portion of the underwriting discounts equal to 2.8% of the gross proceeds of the Offering (or $1,022,833) will not be payable unless and until the Company completes a Business Combination and have waived their right to receive such payment upon the Company's liquidation if it is unable to complete a Business Combination.

On March 24, 2011, certain of the Initial Shareholders purchased an aggregate of 2,185,067 warrants (the “Placement Warrants”) from the Company in a private placement pursuant to the exemption from registration contained in Section 4(2) of the Securities Act of 1933, as amended. The Placement Warrants were sold for a total purchase price of $1,638,800 or $0.75 per warrant. The private placement took place immediately prior to the consummation of the Offering. The Placement Warrants are identical to the Warrants contained in the Units except that the Placement Warrants may be exercised on a cashless basis at any time after a Business Combination even if there is not an effective registration statement relating to the shares underlying the Warrants so long as such Placement Warrants are held by these individuals or their affiliates and are subject to certain transfer restrictions. Pursuant to that certain Placement Warrant Purchase Agreement, the purchasers have agreed that, with certain exceptions for certain gifts to family members, by virtue of the laws of descent, and pursuant to a qualified domestic relations order, the Placement Warrants will not be sold or transferred by them until after the Company has completed a business combination.

In addition, at the closing of the Offering, the Company issued a unit purchase option, for $100, to the representative of the underwriters and/or its designees to purchase 215,000 Units at an exercise price of $12.00 per unit. The units issuable upon exercise of this option are identical to the units being offered in the Offering. The Company accounted for the fair value of the unit purchase option, inclusive of the receipt of $100 cash payment, as an expense of the Offering resulting in a charge directly to shareholders’ equity. The Company estimated that the fair value of this unit purchase option is approximately $1,220,400 (approximately $3.39 per unit) using a Black-Scholes option-pricing model.

The fair value of the unit purchase option granted to the underwriter is estimated as of the date of grant using the following assumptions: (1) expected volatility of 43.55%, (2) risk-free interest rate of 1.44% based on the five-year U.S. Treasury Note and (3) expected life of 5 years. The volatility assumption is based on the average of two post-merged blank check companies operating in the greater China region in uncorrelated sectors (media and agriculture). Thus, the Company believes that the volatility estimate is comprehensive enough, considering that the Company does not have a specific target industry. The Company believes also that the volatility estimate calculated is a reasonable benchmark to use in estimating the expected volatility of the Company’s Units. Although an expected life of five years was used in the calculation, if the Company does not consummate a business combination within the prescribed time period and automatically dissolves and subsequently liquidates its Trust Account, the option will become worthless. The unit purchase option may be exercised for cash. The Company will have no obligation to net cash settle the exercise of the unit purchase option or the warrants underlying the unit purchase option. The holder of the unit purchase option will not be entitled to exercise the unit purchase option or the warrants underlying the unit purchase option unless a registration statement covering the securities underlying the unit purchase option is effective or an exemption from registration is available. If the holder is unable to exercise the unit purchase option or underlying warrants, the unit purchase option or warrants, as applicable, will expire worthless.